Condensed Financial Information of the Parent Company (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Prepaid expenses		$ 1,936,887	$ 492,541
Prepaid IPO costs		2,404,580
Total current assets		10,056,660	7,910,963
OTHER ASSETS
Prepaid expenses		2,472,186	1,041,265
Total other assets		2,774,506	1,104,447
Total assets		12,914,688	9,102,093
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 13,000,000 and 26,000 shares issued and outstanding as of December 31, 2017 and 2016, respectively*	[1]	130,000	260
Shares subscription receivables		(45,457)	(45,457)
Additional paid-in capital		12,312,828	8,046,392
Statutory reserves		6,189	6,189
Retained earnings (accumulated deficit)		(893,921)	48,447
Accumulated other comprehensive income (loss)		330,706	(196,087)
Total shareholders' equity		11,840,345	7,859,744
Total liabilities and shareholders' equity		12,914,688	9,102,093
Parent [Member]
CURRENT ASSETS
Prepaid expenses		751,667
Prepaid IPO costs		2,000,000
Total current assets		2,751,667
OTHER ASSETS
Investment in subsidiary		8,298,679	7,859,744
Prepaid expenses		789,999
Total other assets		9,088,678	7,859,744
Total assets		11,840,345	7,859,744
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 13,000,000 and 26,000 shares issued and outstanding as of December 31, 2017 and 2016, respectively*	[1]	130,000	260
Shares subscription receivables		(45,457)	(45,457)
Additional paid-in capital		12,312,828	8,046,392
Statutory reserves		6,189	6,189
Retained earnings (accumulated deficit)		(893,921)	48,447
Accumulated other comprehensive income (loss)		330,706	(196,087)
Total shareholders' equity		11,840,345	7,859,744
Total liabilities and shareholders' equity		$ 11,840,345	$ 7,859,744

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.